Supplement to the currently effective SUMMARY PROSPECTUS

Deutsche CROCI® International Fund

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Effective May 1, 2016, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the fund’s summary prospectus.

Di Kumble, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2014.

John Moody, Vice President. Portfolio Manager of the fund. Began managing the fund in 2016.

Please Retain This Supplement for Future Reference

April 29, 2016

PROSTKR-628